UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Operating activities:
Net income	¥ 1,749	$ 241	¥ 2,036
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	170	23	61
Depreciation and amortization and other	682	94	744
Impairment loss	36	5	80
Loss from equity method investments, net of dividends	41	6	83
Investment income	(52)	(7)	(564)
Foreign currency exchange (gain) loss	122	17	(76)
Noncash lease expense	1,183	163	1,117
Changes in operating assets and liabilities	(827)	(114)	542
Others	17	2	59
Net cash provided by operating activities	3,121	430	4,082
Investing activities:
Capital expenditures	(484)	(67)	(393)
Purchases of investments	(886)	(122)	(962)
Proceeds from maturity/sale and return of investments	1,981	272	2,202
Loan advances	(64)	(9)	(75)
Loan collections	91	13	72
Others	56	8	5
Net cash provided by investing activities	694	95	849
Financing activities:
Net proceeds from issuance of ordinary shares			1,973
Payment of share repurchase	(676)	(93)
Proceeds from debt	589	81	728
Repayment of debt	(429)	(59)	(4,992)
Dividend paid	(2,091)	(288)
Purchase of prepaid put option	(710)	(98)
Others	(46)	(6)	(71)
Net cash used in financing activities	(3,363)	(463)	(2,362)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(7)	(1)	181
Net increase in cash and cash equivalents, and restricted cash, including cash classified within current assets held for sale	445	61	2,750
Less: net decrease in cash and cash equivalents classified within assets held for sale	(10)	(1)
Cash, cash equivalents and restricted cash at the beginning of the period	7,710	1,061	5,086
Cash, cash equivalents and restricted cash at the end of the period	8,165	1,123	7,836
Cash and cash equivalents	7,801		7,316
Restricted cash	364		520
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	8,165		7,836
Supplemental disclosure of cash flow information:
Interest paid	87	12	151
Income taxes paid	467	64	396
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	¥ 410	$ 56	500
Consideration payable for business acquisition			¥ 1